Premises and Equipment and Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and equipment at December 31, 2015 and 2014 are summarized as follows.

(in thousands)	2015	2014
Land	$16,392	$21,992
Buildings and improvements	45,018	49,452
Leasehold improvements	1,379	1,361
Equipment, furniture, and fixtures	16,229	21,462
Construction in progress	18	219
	79,036	94,486
Less accumulated depreciation and amortization	(26,791)	(30,967)
Premises and equipment, net	$52,245	$63,519

Future Minimum Lease Payments Under Noncancellable Operating Leases
Future minimum lease payments, by year and in the aggregate, under non-cancellable operating leases at December 31, 2015 were as follows.

(in thousands)	Amount
2016	$2,275
2017	2,242
2018	2,035
2019	1,956
2020	1,878
Thereafter	11,187
$21,573